Trade and other payables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables.
Trade payables	€ 68,246	€ 122,263
License fees payable		38
Miscellaneous liabilities	5,218	5,402
Total	73,463	127,703
Amount of decrease in trade and other payables	54,017
Payroll-related taxes and social-security liabilities	€ 5,027	€ 4,802